Towle Deep Value Fund
SUMMARY SECTION
Investment Objective
The investment objective of the Towle Deep Value Fund (the “Fund”) is to seek long-term capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (USD $)	Towle Deep Value Fund Towle Deep Value Fund Shares
Maximum sales charge (load) imposed on purchases	none
Maximum deferred sales charge (load)	none
Redemption fee if redeemed within 90 days of purchase (as a percentage of amount redeemed)	2.00%
Wire fee	20.00
Overnight check delivery fee	15.00
Retirement account fees (annual maintenance fee)	15.00

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Towle Deep Value Fund Towle Deep Value Fund Shares
Management fees		0.79%
Distribution (12b-1) fees		none
Other expenses (includes shareholder service fee of 0. 09%)		1.35%
Total annual fund operating expenses		2.14%
Fee waiver and/or expense reimbursements	[1]	(0.94%)
Total annual fund operating expenses after fee waiver and/or expense reimbursement	[1]	1.20%
[1]	The Fund's advisor has contractually agreed to waive its fees and/or pay for operating expenses of the Fund to ensure that total annual fund operating expenses (excluding any taxes, leverage interest, brokerage commissions, acquired fund fees and expenses (as determined in accordance with Form N-1A), expenses incurred in connection with any merger or reorganization, and extraordinary expenses such as litigation expenses) do not exceed 1.20% of the average daily net assets of the Fund. This agreement is in effect until January 31, 2015, and it may be terminated before that date only by the Trust's Board of Trustees. The Fund's advisor is permitted to seek reimbursement from the Fund, subject to certain limitations, of fees waived or payments made to the Fund for a period of three years from the date of the waiver or payment.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Towle Deep Value Fund Towle Deep Value Fund Shares	122	579	1,063	2,398

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the fiscal year ended September 30, 2013, the Fund’s portfolio turnover rate was 43% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, the Fund will invest primarily in equity securities of U.S. issuers. The Fund may invest in common stocks of any capitalization, although it will primarily focus on smaller companies that the Fund’s advisor views to be out-of-favor, under-appreciated, and under-valued. The Fund’s advisor considers smaller capitalization companies to be those with market capitalization of $5 billion or lower at the time of purchase. Due to the nature of investing in out-of-favor stocks, the Fund’s investment approach typically has a long-term time horizon. The Fund will generally hold between 30 to 50 positions.

The Fund may also invest up to 20% of its total net assets in foreign securities, either directly or through the use of American Depository Receipts ("ADRs"), which are receipts that represent interests in foreign securities held on deposit by U.S. banks.

Neither Towle & Co. nor the Fund invests in tobacco, liquor, or gaming companies.

The Fund is a “non-diversified” fund, which means that the securities laws do not limit the percentage of assets that may invest in any one company (subject to certain limitations under the Internal Revenue Code).

Principal Risks of Investing

Risk is inherent in all investing. A summary description of certain principal risks of investing in the Fund is set forth below. Before you decide whether to invest in the Fund, carefully consider these risk factors associated with investing in the Fund, which may cause investors to lose money. There can be no assurance that the Fund will achieve its investment objective.

Market Risk. The market price of a security or instrument may decline, sometimes rapidly or unpredictably, due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic or political conditions throughout the world, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. The market value of a security or instrument also may decline because of factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry.

Equity Risk. The value of the equity securities held by the Fund may fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities held by the Fund participate, or factors relating to specific companies in which the Fund invests.

Value-Oriented Investment Strategy Risk. Value stocks are those that are believed to be undervalued in comparison to their peers due to adverse business developments or other factors. Value investing is subject to the risk that the market will not recognize a security’s inherent value for a long time or at all, or that a stock judged to be undervalued may actually be appropriately priced or overvalued. Therefore, the Fund is most suitable for long-term investors who are willing to hold their shares for extended periods of time through market fluctuations and the accompanying changes in share prices.

Micro-Cap, Small-Cap, and Mid-Cap Company Risk. The Fund may invest in equity securities of companies of any size capitalization, including micro-cap, small-cap, and mid-cap companies. These securities may be subject to more abrupt or volatile market movements and may have lower trading volumes or more erratic trading than securities of larger, more established companies or the market averages in general. In addition, such companies typically are more likely to be adversely affected than large capitalization companies by changes in earning results, business prospects, investor expectations or poor economic or market conditions.

Sector Concentration Risk. The Fund may invest a larger portion of its assets in one or more sectors than many other mutual funds, and thus will be more susceptible to negative events affecting those sectors. For example, as of September 30, 2013, 22% of the Fund’s net assets were invested in the Industrial sector, and 19.6% of the Fund’s net assets were invested in the Energy sector. Companies in the Industrial sector can be significantly affected by general economic trends, changes in consumer sentiment and spending, commodity prices, legislation, government regulation and spending, import controls, and worldwide competition. Energy sector companies could be adversely affected by energy prices, supply and demand for energy resources, and various political, regulatory, and economic factors.

Foreign Investment Risk. The prices of foreign securities may be more volatile than the securities of U.S. issuers because of economic and social conditions abroad, political developments, and changes in the regulatory environment of foreign countries. In addition, changes in exchange rates and interest rates may adversely affect the value of the Fund’s foreign investments. Foreign companies are generally subject to different legal and accounting standards than U.S. companies, and foreign financial intermediaries may be subject to less supervision and regulation than U.S. financial firms. Foreign securities include ADRs. Unsponsored ADRs involve additional risks because U.S. reporting requirements do not apply and the issuing bank will recover shareholder distribution costs from movement of share prices and payment of dividends. Emerging markets tend to be more volatile than the markets of more mature economies, and generally have less diverse and less mature economic structures and less stable political systems than those of developed countries.

Currency Risk. The value of investments in securities denominated in foreign currencies increases or decreases as the rates of exchange between those currencies and the U.S. Dollar change. Currency conversion costs and currency fluctuations could erase investment gains or add to investment losses. Currency exchange rates can be volatile and are affected by factors such as general economic conditions, the actions of the U.S. and foreign governments or central banks, the imposition of currency controls, and speculation.

Management and Strategy Risk. The value of your investment depends on the judgment of the Fund’s advisor about the quality, relative yield, value or market trends affecting a particular security, industry, sector or region, which may prove to be incorrect. Investment strategies employed by the Fund’s advisor in selecting investments for the Fund may not result in an increase in the value of your investment or in overall performance equal to other investments.

Non-Diversification Risk. The Fund is classified as “non-diversified”, which means the Fund may invest a larger percentage of its assets in the securities of a smaller number of issuers than a diversified fund. Investment in securities of a limited number of issuers exposes the Fund to greater market risk and potential losses than if its assets were diversified among the securities of a greater number of issuers.

Performance

The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the average annual total returns of the Fund compare with the average annual total returns of a broad-based market index. Updated performance information is available at the Fund’s website, www.towlefund.com, or by calling the Fund at 1-888-99TOWLE (888-998-6953). The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

Calendar-Year Total Returns (before taxes) For each calendar year at NAV

Highest Calendar Quarter Return at NAV	15.85%	Quarter Ended 3/31/13
Lowest Calendar Quarter Return at NAV	(10.49%)	Quarter Ended 6/30/12

The year-to-date return for the Fund as of December 31, 2013 was 54.87%.

Average Annual Total Returns Towle Deep Value Fund		1 Year	Since Inception	Inception Date
Towle Deep Value Fund Shares		54.87%	27.80%	Oct. 31, 2011
Towle Deep Value Fund Shares - Return After Taxes on Distributions	[1]	52.91%	27.04%	Oct. 31, 2011
Towle Deep Value Fund Shares - Return After Taxes on Distributions and Sale of Fund Shares	[1]	31.95%	21.67%	Oct. 31, 2011
Russell 2000 Value Index (does not reflect deduction for fees, expenses or taxes)		34.52%	23.01%	Oct. 31, 2011
[1]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.